UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (99.4%)

Brazil (51.3%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	167,200	$7,078

Commercial Banks
Banco Bradesco SA (Preference)	144,738	2,445
Banco Bradesco SA ADR	269,071	4,580
Itau Unibanco Holding SA (Preference)	179,000	3,188
Itau Unibanco Holding SA (Preference) ADR	146,042	2,599
		12,812
Diversified Financial Services
Grupo BTG Pactual (Units) (a)	50,700	851

Food & Staples Retailing
Brazil Pharma SA	78,900	556
Raia Drogasil SA	138,600	1,478
		2,034
Food Products
BRF - Brasil Foods SA	271,502	5,992

Health Care Providers & Services
Amil Participacoes SA (b)	77,420	1,211
Diagnosticos da America SA	184,700	1,069
		2,280
Household Durables
PDG Realty SA Empreendimentos e Participacoes	697,380	1,073

Machinery
Iochpe-Maxion SA	88,900	1,168

Metals & Mining
Gerdau SA (Preference)	29,000	223
Gerdau SA ADR	123,200	950
Vale SA	19,206	332
Vale SA (Preference)	36,912	607
Vale SA (Preference) ADR	324,445	5,363
Vale SA ADR	94,500	1,634
		9,109
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	121,960	1,017
Petroleo Brasileiro SA (Preference)	496,926	4,512
Petroleo Brasileiro SA ADR	176,200	2,920
Petroleo Brasileiro SA Sponsored ADR	80,173	1,455
Ultrapar Participacoes SA	137,600	3,480
		13,384
Real Estate Management & Development
BR Malls Participacoes SA	154,000	1,917

	Shares	Value (000)
Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA	97,600	$1,575

Transportation Infrastructure
CCR SA	234,000	2,379
		61,652
Chile (9.7%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	50,300	2,789

Commercial Banks
Corpbanca SA	86,582,146	1,194

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	1,171,324	2,073
Empresa Nacional de Electricidad SA ADR	1,000	53
		2,126
Multi-line Retail
SACI Falabella	292,193	3,520

Pharmaceuticals
CFR Pharmaceuticals SA	3,369,895	868

Real Estate Management & Development
Parque Arauco SA	242,376	627

Transportation Infrastructure
Sociedad Matriz SAAM SA (b)	4,742,047	543
		11,667
Colombia (4.9%)
Construction Materials
Cemex Latam Holdings SA (b)	165,453	1,244

Diversified Financial Services
Grupo de Inversiones Suramericana SA	17,100	365
Grupo de Inversiones Suramericana SA (Preference)	88,900	1,909
		2,274
Food & Staples Retailing
Almacenes Exito SA	80,291	1,451

Oil, Gas & Consumable Fuels
Pacific Rubiales Energy Corp.	46,316	977
		5,946
Mexico (27.0%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	18,822	2,136

	Shares	Value (000)
Chemicals
Mexichem SAB de CV	673,260	$3,606

Commercial Banks
Banregio Grupo Financiero SAB de CV (b)	176,382	919
Concentradora Fibra Hotelera Mexicana SA de CV REIT	395,000	661
Grupo Financiero Banorte SAB de CV Series O	556,332	4,459
Grupo Financiero Santander Mexico SAB de CV ADR (b)	127,400	1,966
		8,005
Construction & Engineering
Empresas ICA SAB de CV (b)	506,900	1,691
Promotora y Operadora de Infraestructura SAB de CV (b)	98,800	796
		2,487
Construction Materials
Cemex SAB de CV ADR (b)	370,700	4,526

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	1,488,900	4,858

Industrial Conglomerates
Alfa SAB de CV	1,045,430	2,551

Media
Grupo Televisa SAB ADR	124,100	3,302

Multi-line Retail
El Puerto de Liverpool SAB de CV	83,200	1,022
		32,493
Panama (2.7%)
Airlines
Copa Holdings SA, Class A	26,803	3,206

Peru (3.8%)
Commercial Banks
Credicorp Ltd.	27,700	4,600
Total Common Stocks (Cost $84,480)		119,564
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $797)	797,296	797
Total Investments (100.1%) (Cost $85,277) +		120,361
Liabilities in Excess of Other Assets (-0.1%)		(92)
Net Assets (100.0%)		$120,269

R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $85,277,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $35,084,000 of which approximately $41,689,000 related to appreciated securities and approximately $6,605,000 related to depreciated securities.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • March 28, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$3,206	$—	$—	$3,206
Beverages	9,214	—	—	9,214
Chemicals	6,395	—	—	6,395
Commercial Banks	26,611	—	—	26,611
Construction & Engineering	2,487	—	—	2,487
Construction Materials	5,770	—	—	5,770
Diversified Financial Services	3,125	—	—	3,125
Food & Staples Retailing	8,343	—	—	8,343
Food Products	5,992	—	—	5,992
Health Care Providers & Services	2,280	—	—	2,280
Household Durables	1,073	—	—	1,073
Independent Power Producers & Energy Traders	2,126	—	—	2,126
Industrial Conglomerates	2,551	—	—	2,551
Machinery	1,168	—	—	1,168
Media	3,302	—	—	3,302
Metals & Mining	9,109	—	—	9,109
Multi-line Retail	4,542	—	—	4,542
Oil, Gas & Consumable Fuels	14,361	—	—	14,361
Pharmaceuticals	868	—	—	868
Real Estate Management & Development	2,544	—	—	2,544
Trading Companies & Distributors	1,575	—	—	1,575
Transportation Infrastructure	2,922	—	—	2,922
Total Common Stocks	119,564	—	—	119,564
Short-Term Investment - Investment Company	797	—	—	797
Total Assets	$120,361	$—	$—	$120,361

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of approximately $43,622,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013